INCOME TAXES - Summary of reconciliation of effective tax rate and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss) income before provision for income taxes	¥ 242,239	$ 34,796	¥ 21,397	¥ (91,354)
Income tax (benefit) expense computed at an applicable tax rate of 25%	60,560		5,349	(22,839)
Effect of non-deductible expenses	11,010		4,100	7,354
Effect of research and development super-deduction	(38,078)		0	0
Effect of preferential tax rate	(10,399)		(18,243)	(878)
Effect on tax rates in different tax jurisdictions	(3,691)		0	0
Change in valuation allowance	(2,445)		11,410	11,743
Income tax benefits (expenses)	¥ 16,957	$ 2,435	¥ 2,616	¥ (4,620)